Long-term debt (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012
Long-term debt
Senior	102,475	111,962	115,861	120,627
Subordinated	15,580	16,624	17,741	20,351
Non-recourse liabilities from consolidated VIEs	15,450	14,508	14,532	13,860
Long-term debt	133,505	143,094	148,134	154,838
of which reported at fair value	63,942	64,547	65,384	66,952
Structured notes
Long-term debt
Long-term debt	34,320	34,936	36,637
Structured notes | Equity
Long-term debt
Long-term debt	21,946	22,652	23,761
Structured notes | Fixed income
Long-term debt
Long-term debt	6,072	6,593	6,559
Structured notes | Emerging markets
Long-term debt
Long-term debt	2,126	1,979	3,304
Structured notes | Credit
Long-term debt
Long-term debt	2,643	2,340	1,893
Structured notes | Other
Long-term debt
Long-term debt	1,533	1,372	1,120